Investments	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Investments
INVESTMENTS

The aggregate carrying and approximate market values of securities follow (in thousands).  Fair values are based on quoted market prices, where available.  If quoted market prices are not available, fair values are based on quoted market prices of comparable financial instruments.

	December 31, 2014				December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities available-for-sale:
U.S. Treasuries and U.S.
government agencies	$1,816	$11	$—	$1,827	$2,317	$48	$—	$2,365
Obligations of states and
political subdivisions	41,382	722	8	42,096	41,027	627	106	41,548
Mortgage-backed securities:
U.S. government agencies	185,831	3,470	1,973	187,328	282,653	2,765	7,310	278,108
Private label	1,700	8	4	1,704	2,184	16	3	2,197
Trust preferred
securities	9,763	425	1,152	9,036	12,943	2,113	1,900	13,156
Corporate securities	7,806	204	693	7,317	9,788	183	843	9,128
Total Debt Securities	248,298	4,840	3,830	249,308	350,912	5,752	10,162	346,502
Marketable equity securities	2,131	1,082	—	3,213	3,334	1,339	—	4,673
Investment funds	1,525	—	3	1,522	1,525	—	40	1,485
Total Securities
Available-for-Sale	$251,954	$5,922	$3,833	$254,043	$355,771	$7,091	$10,202	$352,660

	December 31, 2014				December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Securities held-to-maturity
U.S. government agencies	$86,742	$2,733	$—	$89,475	$—	$—	$—	$—
Trust preferred securities	$4,044	$672	$—	$4,716	$4,117	$1,218	$—	$5,335
Total Securities
Held-to-Maturity	$90,786	$3,405	$—	$94,191	$4,117	$1,218	$—	$5,335

Other investment securities:
Non-marketable equity securities	$9,857	$—	$—	$9,857	$13,343	$—	$—	$13,343
Total Other Investment
Securities	$9,857	$—	$—	$9,857	$13,343	$—	$—	$13,343

Marketable equity securities consist of investments made by the Company in equity positions of various community banks. Included within this portfolio is a 4% ownership position in First National Corporation (FXNC), a community bank holding company. Securities with limited marketability, such as stock in the Federal Reserve Bank ("FRB") or the Federal Home Loan Bank ("FHLB"), are carried at cost and are reported as non-marketable equity securities in the table above.

At December 31, 2014 and 2013, there were no securities of any non-governmental issuer whose aggregate carrying value or estimated fair value exceeded 10% of shareholders' equity.

Certain investment securities owned by the Company were in an unrealized loss position (i.e., amortized cost basis exceeded the estimated fair value of the securities) as of December 31, 2014 and 2013.  The following table shows the gross unrealized losses and fair value of the Company’s investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position (in thousands):

	December 31, 2014
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$1,559	$3	$125	$5	$1,684	$8
Mortgage-backed securities:
U.S. Government agencies	—	—	60,122	1,973	60,122	1,973
Private label	1,277	4	—	—	1,277	4
Trust preferred securities	—	—	4,760	1,152	4,760	1,152
Corporate securities	—	—	4,049	693	4,049	693
Investment funds	—	—	1,496	3	$1,496	$3
Total	$2,836	$7	$70,552	$3,826	$73,388	$3,833

	December 31, 2013
	Less Than Twelve Months		Twelve Months or Greater		Total
	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss	Estimated Fair Value	Unrealized Loss
Securities available-for-sale:
Obligations of states and political subdivisions	$5,600	$87	$243	$19	$5,843	$106
Mortgage-backed securities:
U.S. Government agencies	195,661	7,113	5,040	197	200,701	7,310
Private label	1,491	3	—	—	1,491	3
Trust preferred securities	—	—	4,400	1,900	4,400	1,900
Corporate securities	5,881	843	—	—	5,881	843
Investment funds	$1,460	$40	$—	$—	$1,460	$40
Total	$210,093	$8,086	$9,683	$2,116	$219,776	$10,202

During the years ended December 31, 2014 and 2013, the Company recorded no credit-related net investment impairment losses. During the year ended December 31, 2012, the Company recorded $0.6 million in credit-related net investment impairment losses.  The charges deemed to be other-than-temporary were related to pooled bank trust preferred securities and were based on the Company’s quarterly reviews of its investment securities for indications of losses considered to be other-than-temporary.
Declines in the fair value of held-to-maturity and available-for-sale securities below their cost that are deemed to be other-than-temporary would be reflected in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers, among other things (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition, capital strength, and near-term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent to sell the investment security and if it’s more likely than not that the Company will not have to sell the security before recovery of its cost basis.  In addition, management also employs a continuous monitoring process in regards to its marketable equity securities, specifically its portfolio of regional community bank holdings.  Although the regional community bank stocks that are owned by the Company are publicly traded, the trading activity for these stocks is minimal, with trading volumes of less than 0.1% of each respective company being traded on a daily basis.  As part of management’s review process for these securities, management reviews the financial condition of each respective regional community bank for any indications of financial weakness.

Management has the ability and intent to hold the securities classified as held-to-maturity until they mature, at which time the Company expects to receive full value for the securities.  Furthermore, as of December 31, 2014, management does not intend to sell an impaired security and it is not more than likely that it will be required to sell the security before the recovery of its amortized cost basis.  The unrealized losses on debt securities are primarily the result of interest rate changes, credit spread fluctuations on agency-issued mortgage related securities, general financial market uncertainty and unprecedented market volatility.  These conditions will not prohibit the Company from receiving its contractual principal and interest payments on its debt securities.  The fair value is expected to recover as the securities approach their maturity date or repricing date.   As of December 31, 2014, management believes the unrealized losses detailed in the table above are temporary and no additional impairment loss has been recognized in the Company’s consolidated income statement.  Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss will be recognized in net income in the period the other-than-temporary impairment is identified, while any noncredit loss will be recognized in other comprehensive income.

At December 31, 2014, the book value of the Company’s five pooled trust preferred securities totaled $2.1 million with a carrying value of $1.7 million.  All of these securities are mezzanine tranches.  Pooled trust preferred securities represent beneficial interests in securitized financial assets that the Company analyzes within the scope of ASC 320, “Investments-Debt and Equity Securities” and are evaluated quarterly for other-than-temporary-impairment (“OTTI”).  Management performs an analysis of OTTI utilizing its internal methodology as described below to estimate expected cash flows to be received in the future.  The Company reviews each of its pooled trust preferred securities to determine if an OTTI charge would be recognized in current earnings in accordance with ASC 320, “Investments-Debt and Equity Securities”.  There is a risk that continued collateral deterioration could cause the Company to recognize additional OTTI charges in earnings in the future.

Under the Volcker regulations, as originally adopted on December 10, 2013, insured depository institutions and their affiliates are prohibited from engaging in certain types of proprietary trading and it restricts their ability to sponsor or invest in private equity or hedge funds. On January 14, 2014, the Federal Deposit Insurance Corporation ("FDIC"), the Office of the Comptroller of the Currency ("OCC"), the Board of Governors of the Federal Reserve System ("Federal Reserve"), the Securities and Exchange Commission ("SEC") and the Commodity Futures Trading Commission adopted an interim final rule ("IFR") on the treatment of certain pooled trust preferred securities for the purposes of the Volcker rule. This interim final rule exempted the Company's pooled trust preferred securities from the Volcker rule.

When evaluating pooled trust preferred securities for OTTI, the Company determines a credit related portion and a noncredit related portion.  The credit related portion is recognized in earnings and represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The noncredit related portion is recognized in other comprehensive income, and represents the difference between the book value and the fair value of the security less the amount of the credit related impairment.  The determination of whether it is probable that an adverse change in estimated cash flows has occurred is evaluated by comparing estimated cash flows to those previously projected as further described below.  The Company considers this process to be its primary evidence when determining whether credit related OTTI exists.  The results of these analyses are significantly affected by other variables such as the estimate of future cash flows, credit worthiness of the underlying issuers and determination of the likelihood of defaults of the underlying collateral.

The Company utilizes a third party model to compute the present value of expected cash flows which considers the structure and term of each of the five respective pooled trust preferred securities and the financial condition of the underlying issuers.  Specifically, the third party model details interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation of the payments to the note classes. The current estimate of expected cash flows is based on the most recent trustee reports and any other relevant market information including announcements of interest payment deferrals or defaults of underlying trust preferred securities. For issuing banks that have defaulted, management generally assumes no recovery. For issuing banks that have deferred its interest payments, management excludes the collateral balance associated with these banks and assumes no recoveries of such collateral balance in the future. The exclusion of such issuing banks in a current deferral position is based on such bank experiencing a certain level of financial difficulty that raises doubt about its ability to satisfy its contractual debt obligation, and accordingly, the Company excludes the associated collateral balance from its estimate of expected cash flows. Other assumptions used in the estimate of expected cash flows include expected future default rates and prepayments. Specifically, the model assumes annual prepayments of 1.0% with 100% at maturity and assumes 150 basis points of additional annual defaults from banks that are currently not in default or deferral.  In addition, the model assumes no recoveries.  Management compares the present value of expected cash flows to those previously projected to determine if an adverse change in cash flows has occurred. If an adverse change in cash flows has occurred, management determines the credit loss to be recognized in the current period and the portion related to noncredit factors to be recognized in other comprehensive income.

The following table presents a progression of the credit loss component of OTTI on debt and equity securities recognized in earnings (in thousands).  The credit loss component represents the difference between the present value of expected future cash flows and the amortized cost basis of the security.  The credit component of OTTI recognized in earnings during a period is presented in two parts based upon whether the credit impairment in the current period is the first time the security was credit impaired (initial credit impairment) or if there is additional credit impairment on a security that was credit impaired in previous periods.

	Debt Securities	Equity Securities	Total

Balance, January 1, 2013	$21,186	$4,813	$25,999
Additions:
Additional credit impairment	—	—	—
Deductions:
Sold	—	(115)	(115)
Balance, December 31, 2013	21,186	4,698	25,884
Additions:
Additional credit impairment	—	—	—
Deductions:
Sold	—	(3,114)	(3,114)
Balance, December 31, 2014	$21,186	$1,584	$22,770

The following table presents additional information about the Company’s trust preferred securities with a credit rating of below investment grade as of December 31, 2014 (dollars in thousands):

Deal Name	Type	Class	Original Cost	Amortized Cost	Fair Value	Difference (1)	Lowest Credit Rating	# of issuers currently performing	Actual deferrals/defaults (as a % of original dollar)	Expected deferrals/defaults (as a % of remaining of performing collateral)		Excess Subordination as a Percentage of Current Performing Collateral (4)
	Pooled trust preferred securities:
	Available for Sale:
P1	Pooled	Mezz	$698	$75	$358	$283	Caa1	6	19.5%	20.0%	(2)	65.7%
P2	Pooled	Mezz	2,535	—	—	—	Ca	3	22.3	—	(2)	—
P3	Pooled	Mezz	2,962	1,419	710	(709)	Caa3	16	23.5	7.1	(2)	—
P5	Pooled	Mezz	5,877	512	554	42	Ca	7	19.8	20.0	(2)	62.7

	Held-to-Maturity:
P6	Pooled	Mezz	1,351	44	717	673	Caa1	6	19.5	20.0	(2)	65.7
P7	Pooled	Mezz	3,367	—	—	—	Ca	3	22.3	—	(2)	—

	Single issuer trust preferred securities
	Available for sale:
S5	Single		261	235	249	14	NR	1	—	—

	Held-to-Maturity:
S9	Single		4,000	4,000	4,000	—	NR	1	—	—

(1)
The differences noted consist of unrealized losses recorded at December 31, 2014 and noncredit other-than-temporary impairment losses recorded subsequent to April 1, 2009 that have not been reclassified as credit losses.

(2)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default. This model for this security assumes that all collateral that is currently deferring will default with a zero recovery rate. The underlying issuers can cure, thus this bond could recover at a higher percentage upon default than zero.

(3)
Performing collateral is defined as total collateral minus all collateral that has been called, is currently deferring, or currently in default.  The model for this security assumes that one of the banks that are currently deferring will cure.  If additional underlying issuers cure, this bond could recover at a higher percentage.

(4)
Excess subordination is defined as the additional defaults/deferrals necessary in the next reporting period to deplete the entire credit enhancement (excess interest and over-collateralization) beneath our tranche within each pool to the point that would cause a "break in yield." This amount assumes that all currently performing collateral continues to perform. A break in yield means that our security would not be expected to receive all the contractual cash flows (principal and interest) by maturity. The "percent of current performing collateral" is the ratio of the "excess subordination amount" to current performing collateral—a higher percent means there is more excess subordination to absorb additional defaults/deferrals, and the better our security is protected from loss.

The amortized cost and estimated fair value of debt securities at December 31, 2014, by contractual maturity, are shown in the following table (in thousands).  Expected maturities will differ from contractual maturities because the issuers of the securities may have the right to prepay obligations without prepayment penalties.  Mortgage-backed securities have been allocated to their respective maturity groupings based on their contractual maturity.

	Cost	Estimated Fair Value
Securities Available-for-Sale
Due in one year or less	$8,602	$8,633
Due after one year through five years	17,854	18,406
Due after five years through ten years	28,144	28,724
Due after ten years	193,698	193,545
	$248,298	$249,308

Securities Held-to-Maturity
Due in one year or less	$—	$—
Due after one year through five years	—	—
Due after five years through ten years	—	—
Due after ten years	90,786	94,191
	$90,786	$94,191

Gross gains and gross losses realized by the Company from investment security transactions are summarized in the table below (in thousands):

	For the year ended December 31,
	2014	2013	2012

Gross realized gains	$1,256	$764	$1,776
Gross realized losses	(100)	—	(246)
Investment security gains (losses)	$1,156	$764	$1,530

The carrying value of securities pledged to secure public deposits and for other purposes as required or permitted by law approximated $273 million and $278 million at December 31, 2014 and 2013, respectively.